CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
ASSETS:
Fixed maturities - available for sale, at fair value (amortized cost: 2025, $34,620; 2024, $29,934, credit allowances: 2025, $(68); 2024, $(36))	$ 34,573	$ 28,908
Fixed maturities - held to maturity, at amortized cost (fair value: 2025, $576; 2024, $759, net of credit allowances: 2025, $(6); 2024, $(8))	567	757
Equity securities, at fair value	180	217
Other invested assets	5,796	5,392
Short-term investments	2,994	4,707
Cash	1,318	1,549
Total investments and cash	45,429	41,531
Accrued investment income	436	368
Premiums receivable (net of credit allowances: 2025, $(94); 2024, $(54))	5,727	5,378
Reinsurance paid loss recoverables (net of credit allowances: 2025, $(57); 2024, $(41))	142	207
Reinsurance unpaid loss recoverables	4,968	2,915
Funds held by reinsureds	1,326	1,218
Deferred acquisition costs	1,546	1,461
Prepaid reinsurance premiums	653	869
Income tax asset, net	915	1,223
Other assets (net of credit allowances: 2025, $(17); 2024, $(9))	1,372	1,171
TOTAL ASSETS	62,514	56,341
LIABILITIES:
Reserve for losses and loss adjustment expenses	34,312	29,889
Unearned premium reserve	7,275	7,324
Funds held under reinsurance treaties	267	27
Amounts due to reinsurers	642	701
Losses in course of payment	151	241
Senior notes	2,352	2,350
Long-term notes	218	218
Borrowings from FHLB	1,019	1,019
Accrued interest on debt and borrowings	21	22
Unsettled securities payable	0	84
Other liabilities	797	590
TOTAL LIABILITIES	47,054	42,466
Commitments and contingencies (Note 12)
SHAREHOLDERS' EQUITY:
Preferred shares, par value: $0.01; 50.0 shares authorized; no shares issued and outstanding	0	0
Common shares, par value: $0.01; 200.0 shares authorized; 74.4 (2025) and 74.3 (2024) outstanding before treasury shares	1	1
Additional paid-in capital	3,852	3,812
Accumulated other comprehensive income (loss), net of deferred income tax expense (benefit) of $(23) at 2025 and $(177) at 2024	(52)	(1,138)
Treasury shares, at cost: 33.7 shares (2025) and 31.3 shares (2024)	(4,906)	(4,108)
Retained earnings	16,565	15,309
Total shareholders' equity	15,461	13,875
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 62,514	$ 56,341